Offerings - Offering: 1	May 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share ("Common Stock")
Amount Registered | shares	4,300,000
Proposed Maximum Offering Price per Unit	13.06
Maximum Aggregate Offering Price	$ 56,158,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,597.79
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock of Foot Locker, Inc. (the "Company") that becomes issuable under the Foot Locker 2007 Stock Incentive Plan (Amended and Restated as of March 22, 2023, and as further amended effective as of May 21, 2025) (the "Stock Incentive Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Estimated pursuant to Rules 457(c) and (h) under the Securities Act, solely for the purpose of calculating the registration fee and based upon the average of the high and low prices of the Common Stock, as reported on the New York Stock Exchange on May 14, 2025. (3) Represents shares of Common Stock of the Company available for future issuance under the Stock Incentive Plan.